As filed with the Securities and Exchange Commission on October 8, 2009

Securities Act File No. 333-152915
Investment Company Act File No. 811-22227

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|X|
Post-Effective Amendment No. 7	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	|X|
Amendment No. 9	|X|

(Check appropriate box or boxes.)

INDEXIQ ETF TRUST
(Exact Name of Registrant as Specified in Charter)

800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (914) 697-4946

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Avenue
Suite N611
Rye Brook, NY 10573
(Name and Address of Agent for Service)

With a copy to:

Peter J. Shea, Esq.
Katten Muchin Rosenman LLP
575 Madison Avenue
New York, New York 10022

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
o	immediately upon filing pursuant to paragraph (b) of Rule 485.
x	on October 16, 2009 pursuant to paragraph (b) of Rule 485.
o	60 days after filing pursuant to paragraph (a)(1) of Rule 485.
o	on [date] pursuant to paragraph (a) of Rule 485.
o	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
o	on [date] pursuant to paragraph (a) of Rule 485.
If appropriate, check the following box:
x	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest,
no par value.

Explanatory Note

This Post-Effective Amendment No. 7 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until October 16, 2009, the effectiveness of the registration statement for the IQ CPI Inflation Hedged ETF, IQ Hedge Equal Weight Multi-Strategy Tracker ETF, IQ Hedge Asset Weight Multi-Strategy Tracker ETF, IQ Hedge Inverse Multi-Strategy Tracker ETF, IQ Hedge Distressed Tracker ETF, IQ Hedge Convertible Arbitrage Tracker ETF, IQ Hedge Dedicated Short Bias Tracker ETF, IQ Hedge Managed Futures Tracker ETF, IQ Hedge Market Directional Tracker ETF, IQ Hedge Absolute Return Tracker ETF, IQ Hedge Relative Value Tracker ETF, IQ ARB Merger Arbitrage ETF, IQ ARB Global Resources ETF, IQ ARB Global Real Estate ETF and IQ ARB Global Infrastructure ETF (the “Funds”), filed in Post-Effective Amendment No. 2 on June 29, 2009 pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 2.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rye Brook, and State of New York on this 8th day of October, 2009.

INDEXIQ ETF TRUST
By:	*

Adam S. Patti
President

     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name		Title	Date

*		Trustee	October 8, 2009

Reena Aggarwal
*		Trustee	October 8, 2009

Gene Chao

*		Chairman, Trustee, President and Principal Executive Officer	October 8, 2009

Adam S. Patti

/s/ David Fogel		Chief Compliance Officer, Treasurer and Principal Financial Officer	October 8, 2009

David Fogel

	*By:	/s/ Gregory D. Bassuk

Gregory D. Bassuk, Attorney-in-fact